Leases - Schedule of Future Minimum Lease Payments under Capital Leases for Current Period (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013
Leases [Line Items]
Total minimum lease payments	¥ 59,491
Minimum lease payments, Less than 1 year	623
Minimum lease payments, 1 to 2 years	1,482
Minimum lease payments, 2 to 3 years	3,873
Minimum lease payments, 3 to 4 years	3,858
Minimum lease payments, 4 to 5 years	3,720
Minimum lease payments, More than 5 years	¥ 45,935